Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
NET INVESTMENT LOSS
INCOME - interest income	$ 287,273	$ 318,147
Expenses:
Management fees	3,519,872	4,581,555
Brokerage commissions	949,326	796,960
Selling commissions and platform fees	3,063,298	3,389,251
Administrative and operating expenses	880,918	1,072,589
Custody fees	38,385	51,065
Total expenses	8,451,799	9,891,420
Net investment loss	(8,164,526)	(9,573,273)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(8,472,132)	(12,924,668)
Foreign exchange translation	(128,019)	(97,631)
Net change in unrealized:
Futures and forward currency contracts	1,329,068	(1,881,438)
Foreign exchange translation	(9,784)	12,466
Net gains (losses) from U.S. Treasury notes:
Realized	3,784	(28,432)
Net change in unrealized	(24,108)	50,323
Net realized and unrealized losses allocated from the Master Fund	(7,301,191)	(14,869,380)
NET LOSS	(15,465,717)	(24,442,653)
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND
NET LOSS AFTER PROFIT SHARE ALLOCATION	(15,465,717)	(24,442,653)
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT LOSS
INCOME - interest income	442,045	475,720
Expenses:
Management fees	4,385,318	6,107,782
Brokerage commissions	1,465,468	1,173,331
Selling commissions and platform fees	3,095,844	3,423,339
Administrative and operating expenses	1,215,297	1,430,338
Custody fees	58,483	73,896
Total expenses	10,220,410	12,208,686
Operating expenses borne by General Partner	(52,085)	(66,814)
Net expenses	10,168,325	12,141,872
Net investment loss	(9,726,280)	(11,666,152)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(13,147,152)	(19,392,968)
Foreign exchange translation	(189,970)	(144,948)
Net change in unrealized:
Futures and forward currency contracts	2,064,775	(5,120,508)
Foreign exchange translation	(15,411)	23,985
Net gains (losses) from U.S. Treasury notes:
Realized	5,463	(37,060)
Net change in unrealized	(39,322)	64,339
Net realized and unrealized losses allocated from the Master Fund	(11,321,617)	(24,607,160)
NET LOSS	(21,047,897)	(36,273,312)
LESS PROFIT SHARE TO GENERAL PARTNER	9,932	249,770
NET LOSS AFTER PROFIT SHARE ALLOCATION	$ (21,057,829)	$ (36,523,082)